SHARE-BASED COMPENSATION	12 Months Ended
Dec. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
3. SHARE-BASED COMPENSATION

The Company estimates the fair value of its stock options and stock issued under the Employee Stock Purchase Plan using the Black-Scholes-Merton option pricing model. Groups of employees or non-employee directors that have similar historical and expected exercise behavior are considered separately for valuation purposes. Assumptions used in estimating the fair value of stock options granted include risk-free interest rate, expected life, expected volatility factor, and expected dividend rate. The risk-free interest rate is based on the U.S. Treasury yield at the time of grant for a term equal to the expected life of the stock option; the expected life is determined using the simplified method of estimating the life as allowed under SAB No. 110; and the expected volatility is based on the historical volatility of the Company's stock price for a period of time equal to the expected life of the stock option. There were no stock options granted during fiscal years 2013 and 2012.

With the exception of the service-based non-vested share awards and the performance-based non-vested share awards discussed below, nearly all of the Company's share-based compensation arrangements utilize graded vesting schedules where a portion of the grant vests annually over a period of two to four years. The Company has a policy of recognizing compensation expense for awards with graded vesting over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. This policy has the effect of accelerating the recognition of expense when compared to a straight-line amortization methodology.

As of December 28, 2013, the Company has two share-based compensation plans under which awards are outstanding, which are described below. The compensation cost that has been charged against operations for those plans under FASB ASC 718, "Compensation - Stock Compensation" was $724,000 and $8,000 during fiscal year 2013 and fiscal year 2012, respectively. The Company recognized no income tax benefit for share-based compensation arrangements for fiscal year 2013 and fiscal year 2012. In addition, no compensation costs related to these arrangements were capitalized in either year. As of December 28, 2013 and December 29, 2012, unrecognized compensation cost, net of estimated forfeitures, related to all share-based compensation arrangements was approximately $1,920,000 and $240,000, respectively. The unrecognized compensation cost as of December 28, 2013 is expected to be recognized over a period of 39 months. The Company has historically issued and expects to continue to issue new shares to satisfy stock option exercises, vesting of nonvested shares or purchases of shares under the Employee Stock Purchase Plan.

1998 EQUITY INCENTIVE PLAN

The Company's 1998 Equity Incentive Plan, as amended and restated, is a stockholder approved plan, which provides for the granting of incentive stock options and nonqualified stock options to employees, and nonqualified stock options, nonvested stock, and restricted stock units to employees, directors and consultants. The 1998 Plan is scheduled to expire in June 2019. As of December 28, 2013, the Company has 1,578,696 shares of the Company's common stock available for issuance upon exercise of outstanding options or for future awards under the 1998 Plan.

Stock Options

Incentive stock options are granted at an exercise price of not less than market value per share of the common stock on the date of grant as determined by the Board of Directors. Vesting and exercise provisions are determined by the Board of Directors.

As of December 28, 2013, all options granted under the 1998 Plan were non-qualified stock options. Options granted under the 1998 Plan generally become exercisable over a three to four year period beginning on the date of grant. Options granted under the 1998 Plan have a maximum term of ten years.

A summary of the option activity of the Company's 1998 Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at December 29, 2012	347,293	$10.60
Forfeited/cancelled	(82,200)	$10.91

Outstanding at December 28, 2013	265,093	$10.50	2.9 years	$9,450

Options vested and exercisable at December 28, 2013	265,093	$10.50	2.9 years	$9,450

There were no options granted during fiscal year 2013 or fiscal year 2012. As of December 28, 2013 there is no remaining unrecognized compensation cost, net of estimated forfeitures, related to the unvested portion of stock options issued under the 1998 Plan.

Nonvested Shares

Service-Based Non-vested Share Awards - As of December 29, 2012, the Company had 110,000 shares of non-vested stock outstanding that vest solely based on employee service. These shares had a weighted average grant date fair value of $2.26 and were scheduled to cliff vest after a one-year service period that commenced on the date of the grant, December 17, 2012. All 110,000 shares vested on December 17, 2013, and no remaining service-based non-vested shares were outstanding as of December 28, 2013.

The service-based non-vested share award for the 110,000 shares was valued at the date of grant, based on the closing market price of the Company’s common stock, and was expensed using the straight-line method over the requisite service period (which was the vesting period of the award). During 2013 and 2012, the Company recorded $237,000 and $8,000, respectively, of stock-based compensation expense in connection with the service-based non-vested share awards granted in December 2012. As of December 28, 2013, there was no unrecognized stock-based compensation expense, net of estimated forfeitures, related to the service-based non-vested share awards while there was $240,000 of unrecognized compensation cost as of December 29, 2012. The total fair value of the service-based non-vested share awards that vested during 2013 was $329,000.

A summary of the status of service-based non-vested shares awards issued under the 1998 Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

		Weighted Average
		Grant Date
	Shares	Fair Value per share
Outstanding at December 29, 2012	110,000	$2.26
Vested	(110,000)	$2.26
Outstanding at December 28, 2013	-	$-

Performance-Based Non-vested Share Awards - On April 8, 2013, the Company’s Board of Directors approved an equity incentive program under the 1998 Plan pursuant to which the Board of Directors granted performance-based non-vested share awards for a total of 800,000 shares of Common Stock to various executive officers and employees of the Company. All 800,000 non-vested shares have a grant date fair value of $3.14  per share. The first potential vesting date is the Company's earnings release date for its 2014 first fiscal quarter and each subsequent potential vesting date is each of the Company's quarterly earnings release dates thereafter through the release date for the first quarter of 2017. Shares not vested as of the release date for the first quarter of 2017 are forfeited. Except for termination of employment in certain circumstances following a change of control, the unvested portion of an award is forfeited upon any termination of employment. Under the terms of the awards, vesting is partially accelerated and each award is converted to a time-vested award upon a change of control of the Company. The holders of shares underlying non-vested share awards have all of the rights of stockholders of the Company, including the right to receive dividends and to vote the shares, until the shares are forfeited to the Company.

Stock-based compensation cost for performance-based non-vested share awards is measured at the grant date based on the fair value of shares expected to be earned at the end of the performance period, based on the closing market price of the Company’s common stock on the date of grant, and is recognized as expense using the straight-line method over the performance period based upon the probable number of shares expected to vest. The Company estimates and excludes compensation cost related to awards not expected to vest based upon estimated forfeitures. During fiscal 2013, the Company recorded $487,000 of stock-based compensation expense in connection with the performance-based non-vested share awards granted in April 2013. As of December 28, 2013, there is an estimated $1.9 million of unrecognized stock-based compensation expense, net of estimated forfeitures, related to the performance-based non-vested share awards. The unrecognized compensation cost at December 28, 2013 is expected to be recognized over a period of 39 months.

A summary of the status of performance-based non-vested shares awards issued under the 1998 Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

		Weighted Average
		Grant Date
	Shares	Fair Value per share
Outstanding at December 29, 2012	-	$-
Granted	800,000	$3.14
Outstanding at December 28, 2013	800,000	$3.14

2000 SUPPLEMENTAL STOCK PLAN

The Supplemental Stock Plan expired May 23, 2010. The outstanding awards issued pursuant to the Supplemental Stock Plan will remain subject to the terms of the Supplemental Stock Plan following expiration of the plan. The Supplemental Stock Plan provided the Company's common stock for the granting of nonqualified stock options to employees and was not subject to stockholder approval. Vesting and exercise provisions were determined by the Board of Directors. Options granted under the plan generally become exercisable over a period of up to four years beginning on the date of grant and have a maximum term of ten years.

A summary of the option activity of the Company's Supplemental Stock Plan as of December 28, 2013 and changes during the fiscal year then ended is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at December 29, 2012	102,000	$11.44
Forfeited/cancelled	(19,400)	$11.88

Outstanding at December 28, 2013	82,600	$11.33	3.5 years	$0

Options vested and exercisable at December 28, 2013	82,600	$11.33	3.5 years	$0

There were no options granted during fiscal year 2013 or fiscal year 2012. There were no options exercised during fiscal year 2013 or fiscal year 2012. As of December 28, 2013 there is no remaining unrecognized compensation cost, net of estimated forfeitures, related to the unvested portion of stock options issued under the Supplemental Stock Plan.

EMPLOYEE STOCK PURCHASE PLAN

Under the Employee Stock Purchase Plan (ESPP), shares of the Company's common stock may be purchased at six-month intervals at 85% of the lower of the fair market value on the first day of the enrollment period or on the last day of each six-month period over the subsequent two years. Employees may purchase shares through a payroll deduction program having a value not exceeding 15% of their gross compensation during an offering period. During both fiscal years 2013 and 2012, the Company recognized net expense of $13,000 in connection with FASB ASC 718 associated with the ESPP.

On June 14, 2013, the stockholders of the Company approved amendments to the ESPP. The amendments to the Plan include the following: (1) an extension of the ESPP term from June 8, 2014 to June 14, 2023; and (2) an increase in the maximum number of shares of Common Stock that may be issued under the ESPP from 372,209 shares to 622,209 shares.